Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Cash flows from operating activities:
Net Income (loss)	$ (1,641,087)	$ (1,018,527)	$ 1,203,477
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	164,942	131,024	121,934
Non-cash lease expense	201,751
Loss from disposal of property and equipment	9,816	2,502	663
Provision for doubtful accounts	(68,359)	444,480	142,781
Provision for investments in unconsolidated entity	261,574	76,425
Income/(loss) from investments in unconsolidated entities			(56,421)
Interest income	(89,736)	(24,586)	(2,417)
Deferred tax expense (benefit)	111,757	(106,431)	(155,839)
Changes in operating assets and liabilities:
Accounts receivable	1,231,955	(227,286)	(1,384,009)
Other receivable	(70,214)	(46,538)	32,444
Other current assets	(11,010)	22,168	(131,782)
Deferred offering costs		(262,587)	(156,457)
Long-term rent deposit	(78,139)
Deferred revenue	954,315	300,771	(215,789)
Taxes payable	12,600	(130,387)	119,604
Other payable	102,091	203,917	(48,980)
Operating lease liabilities	(183,756)
Accrued expenses and other liabilities	29,018	121,745	89,144
Net cash provided by (used in) operating activities	937,518	(513,310)	(441,647)
Cash flows from investing activities:
Purchase of property and equipment	(75,041)	(350,284)	(556,278)
Proceeds from disposal of property and equipment	83	64	15
Proceeds from loans to third parties		446,987	241,440
Payments made for loans to third parties	(42,316)	(89,397)	(995,941)
Payments made for loans to a related party	(2,501,825)
Proceeds from disposal of investment in unconsolidated entity			52,815
Net cash provided by (used in) investing activities	(2,619,099)	7,370	(1,257,949)
Cash flows from financing activities:
Changes in due to related parties	29,721	(53,444)	310,215
Net proceeds from initial public offering ("IPO")	4,821,472
Capital contribution by shareholders of non-controlling interest		65,168	41,119
Net cash provided by financing activities	4,851,193	11,724	351,334
Effect of exchange rate fluctuation on cash	(263,439)	(301,021)	470,449
Net increase (decrease) in cash	2,906,173	(795,237)	(877,813)
Cash at beginning of the year	3,927,718	4,722,955	5,600,768
Cash at end of the year	6,833,891	3,927,718	4,722,955
Supplemental cash flow information
Cash paid for income taxes	91,524	141,589	135,427
Non-cash investing activities
Right of use assets obtained in exchange for operating lease obligations	816,057
Payable for capitalized software development costs			$ 25,458